Investment in Associate (Tables)	12 Months Ended
Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of Investment in Associate

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Investment in Snow Lake Resources	7,104,167	16,767,507

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	16,767,507	23,022,266
Share of Snow Lake Resources loss for period	(1,975,595)	(6,254,759)
Impairment of investment in Snow Lake Resources	(7,687,745)	-

Closing carrying amount	7,104,167	16,767,507

Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Schedule of Investment in Associate

	Snow Lake Resources Consolidated
	30 June 2024	30 June 2023
	A$	A$

Summarized statement of financial position
Cash	2,767,448	4,357,704
Other current assets	818,451	1,220,054
Total current assets	3,585,899	5,577,758
Non-current assets	29,177,306	24,396,133
Total assets	32,763,205	29,973,891
Other current liabilities	1,791,793	2,225,191
Derivative liabilities	334,054	2,180,901
Non-current liabilities	2,713,303	35,293
Total liabilities	4,839,150	4,441,385
Net Assets	27,924,055	25,532,506

	Snow Lake Resources Consolidated
	30 June 2024	30 June 2023
	A$	A$

Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(8,076)	(16,383)
Amortization of transaction costs	-	-
Depreciation on right-of-use assets	(35,665)	(2,928)
Other expenses	(6,491,471)	(17,910,900)
Total expenses	(6,535,212)	(17,930,211)
Loss before income tax expense	(6,535,212)	(17,930,211)
Income tax expense	-	-
Loss after income tax expense	(6,535,212)	(17,930,211)
Other comprehensive (loss)/income	(1,177,411)	778,841
Total comprehensive (loss)	(7,712,623)	(17,151,370)